united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2728 19th Place South, Suite 160, Homewood, AL 35209

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

MONTEAGLE SELECT VALUE FUND – INSTITUTIONAL CLASS

MVEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Select Value Fund - Institutional Class	$72	1.46%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	8.83%	13.62%	6.53%	$94,136
S&P 500 Index	18.41%	16.84%	12.96%	$169,281

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,077,253	37	13.56%	$41,733

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	Federated Hermes Government Obligations Fund - Institutional Class	11.22%
2.	Nasdaq, Inc.	5.25%
3.	Willis Towers Watson PLC	4.65%
4.	DuPont de Nemours, Inc.	4.12%
5.	Progressive Corp.	4.03%
6.	Ameren Corp.	3.66%
7.	Xcel Energy, Inc.	3.30%
8.	Teledyne Technologies, Inc.	3.25%
9.	Cognizant Technology Solutions Corp.	3.00%
10.	Steris PLC	2.93%
	Total % of Net Assets	45.41%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

MONTEAGLE OPPORTUNITY EQUITY FUND – INVESTOR CLASS

HEQFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Investor Class	$92	1.83%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	7.46%	12.34%	7.65%	$ 104,471
S&P 500 Index	18.41%	16.84%	12.96%	$ 169,287

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,035,433	145	0.00%	$13,078

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	National Fuel Gas Co.	1.31%
2.	Doximity, Inc. Class A	1.22%
3.	OGE Energy Corp.	1.21%
4.	W. P. Carey Inc. Reit	1.18%
5.	Interdigital, Inc.	1.15%
6.	CBRE Group, Inc. Class A	1.06%
7.	Federated Hermes Government Obligations Fund - Institutional Class	1.06%
8.	Acuity Brands, Inc.	1.06%
9.	Mid-America Apartment Communities, Inc.	1.05%
10.	Dnow, Inc.	1.03%
	Total % of Net Assets	11.33%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

MONTEAGLE OPPORTUNITY EQUITY FUND – INSTITUTIONAL CLASS

HEQCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Institutional Class	$67	1.33%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	7.70%	12.88%	8.15%	$109,486
S&P 500 Index	18.41%	16.84%	12.96%	$169,281

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,035,433	145	0.00%	$7,449

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	National Fuel Gas Co.	1.31%
2.	Doximity, Inc. Class A	1.22%
3.	OGE Energy Corp.	1.21%
4.	W. P. Carey Inc. Reit	1.18%
5.	Interdigital, Inc.	1.15%
6.	CBRE Group, Inc. Class A	1.06%
7.	Federated Hermes Government Obligations Fund - Institutional Class	1.06%
8.	Acuity Brands, Inc.	1.06%
9.	Mid-America Apartment Communities, Inc.	1.05%
10.	Dnow, Inc.	1.03%
	Total % of Net Assets	11.33%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

MONTEAGLE ENHANCED EQUITY INCOME FUND – INSTITUTIONAL CLASS

EEIFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Enhanced Equity Income Fund - Institutional Class	$69	1.35%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2025)

	One Year	Since Inception*	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	14.34%	13.55%	$65,288
CBOE S&P 500 BuyWrite Monthly Index	17.69%	14.03%	$65,884
S&P 500 Index	18.41%	22.38%	$76,430

Cumulative Performance Comparison of $50,000 Investment

* Inception date: 01/23/2023

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,197,112	36	117.22%	$20,589

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

Excludes written options.

top ten holdings

% of Net Assets

1.	Microsoft Corp.	3.91%
2.	T-Mobile US, Inc.	3.68%
3.	AbbVie Inc.	3.64%
4.	Fiserv, Inc.	3.57%
5.	Mastercard, Inc.	3.49%
6.	The Home Depot, Inc.	3.31%
7.	UnitedHealth Group, Inc.	3.24%
8.	Linde PLC	3.19%
9.	COSTCO Wholesale Corp.	3.18%
10.	Palo Alto Networks, Inc.	3.17%
	Total % of Net Assets	34.38%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

THE TEXAS FUND – INSTITUTIONAL CLASS

BIGTX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Texas Fund - Institutional Class	$85	1.69%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2025)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	9.64%	13.18%	5.76%	$87,565
S&P 500 Index	18.41%	16.84%	12.96%	$169,281

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$14,326,081	116	10.23%	$26,247

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	Federated Hermes Government Obligations Fund - Institutional Class	3.25%
2.	Brinker International, Inc.	2.85%
3.	SolarWinds Corp.	2.06%
4.	United States Lime & Mineral, Inc.	1.93%
5.	CorVel Corp.	1.90%
6.	McKesson Corp,	1.88%
7.	Texas Pacific Land Corp.	1.82%
8.	AT&T, Inc.	1.82%
9.	Tesla, Inc.	1.79%
10.	ConocoPhillips	1.69%
	Total % of Net Assets	20.99%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Financial Statements
February 28, 2025 (Unaudited)

MONTEAGLE FUNDS

	Monteagle Select Value Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 87.59%

Automobiles & Components - 2.19%
11,847	BorgWarner, Inc.	$ 352,685

Banks - 0.76%
2,600	U.S. Bancorp	121,940

Capital Goods - 2.71%
1,650	Illinois Tool Works, Inc.	435,567

Chemicals - 4.12%
8,100	DuPont de Nemours, Inc.	662,337

Commercial & Professional Services - 2.43%
3,000	Leidos Holdings, Inc.	389,910

Consumer Durables & Apparel -2.89%
4,500	PulteGroup, Inc.	464,760

Diversified Financials - 5.25%
10,200	Nasdaq, Inc.	844,356

Food, Beverage & Tobacco - 4.39%
6,556	Archer-Daniels Midland Co.	309,443
3,584	J.M. Smucker Co.	396,140
		705,583
Healthcare Equipment & Services - 10.32%
3,800	Baxter International, Inc.	131,138
930	Elevance Health, Inc.	369,098
700	Humana, Inc.	189,294
2,500	Medtronic PLC	230,050
2,150	Steris PLC	471,409
2,020	Teleflex, Inc.	268,155
		1,659,144
Insurance - 8.68%
2,300	Progressive Corp.	648,600
2,200	Willis Towers Watson PLC	747,230
		1,395,830
Media & Entertainment - 2.16%
12,680	Interpublic Group of Cos., Inc.	347,432

Oil, Gas & Consumable Fuels - 1.75%
13,612	APA Corp.	281,768

Pharmaceuticals, Biotechnology & Life Science - 2.11%
485	Regeneron Pharmaceuticals, Inc.	338,889

Retailing - 2.46%
9,391	LKQ Corp.	396,206

Semiconductors & Semiconductor Equipment - 7.90%
3,400	Micron Technology, Inc.	$ 318,342
5,550	ON Semiconductor Corp. *	261,128
5,550	Qorvo, Inc. *	403,429
4,296	Skyworks Solutions, Inc.	286,371
		1,269,270
Software & Services - 7.31%
3,220	Akamai Technologies, Inc. *	259,790
5,784	Cognizant Technology Solutions Corp.	481,981
2,103	EPAM Systems, Inc. *	433,513
		1,175,284
Technology Hardware & Equipment - 5.57%
5,800	Cisco Systems, Inc.	371,838
1,016	Teledyne Technologies, Inc. *	523,260
		895,098
Transportation - 2.70%
1,650	FedEx Corp.	433,785

Utilities - 11.89%
5,800	Ameren Corp.	589,048
5,900	Eversource Energy	371,759
6,000	NextEra Energy, Inc.	421,020
7,350	Xcel Energy, Inc.	529,935
		1,911,762

TOTAL FOR COMMON STOCKS (Cost $13,794,983) - 87.59%		14,081,606

REAL ESTATE INVESTMENT TRUSTS - 1.17%
2,000	Crown Castle International Corp.	188,200

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $381,784) - 1.17%		188,200

MONEY MARKET FUND - 11.22%
#######	Federated Hermes Government Obligations Fund - Institutional Class, 4.21% **	1,804,661

TOTAL FOR MONEY MARKET FUND (Cost $1,804,661) - 11.22%		1,804,661

TOTAL INVESTMENTS (Cost $15,981,428) - 99.98%		16,074,467

OTHER ASSETS LESS LIABILITIES - 0.02%		2,786

NET ASSETS - 100.00%		$16,077,253

* Non-Income producing.
** 7-day yield as of February 28, 2025.
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 92.09%

Agricultural Chemicals - 0.50%
13,200	ICL Group Ltd.	$ 79,596

Agricultural Products-Livestock & Animal Specialties - 0.70%
1,238	Cal-Maine Foods, Inc.	111,903

Automobiles & Components - 2.12%
2,371	General Motors Co.	116,487
8,491	Stellantis NV (Netherlands) *	108,006
1,333	Visteon Corp. *	115,598
		340,091
Banks - 5.17%
2,600	Bank OZK	124,826
1,454	Bank of Montreal	149,500
2,455	Fifth Third Bancorp.	106,719
4,700	Fulton Financial Corp.	93,154
572	PNC Financial Services Group, Inc.	109,778
5,756	Regions Financial Corp.	136,475
2,304	U.S. Bancorp.	108,058
		828,510
Bituminous Coal & Lignite Surface Mining - 0.34%
392	Alpha Metallurgical Resources, Inc.	53,908

Capital Goods - 10.30%
570	Acuity Brands, Inc.	169,364
1,000	AGCO Corp.	96,970
500	Applied Industrial Technologies, Inc.	125,290
1,100	Boise Cascade Co.	114,026
346	Curtis-Wright Corp.	111,294
10,343	DNOW, Inc. *	165,281
1,460	Donaldson Co., Inc.	100,871
363	EMCOR Group, Inc.	148,434
400	Huntington Ingalls Industries, Inc.	70,232
1,629	MSC Industrial Direct Co., Inc. Class A	130,906
667	Owens Corning, Inc.	102,745
526	Powell Industries, Inc.	89,267
400	Snap-on, Inc. Class A	136,468
1,213	Textron, Inc.	90,647
		1,651,795
Chemicals - 0.93%
825	Eastman Chemical Co.	80,726
900	LyondellBasell Industries NV Class A	69,147

		149,873
Commercial & Professional Services - 1.99%
1,973	ABM Industries, Inc.	107,193
2,300	HNI Corp.	107,157
1,838	WNS Holdings Ltd. (India) *	104,527
		318,877
Construction Materials - 1.58%
1,205	CRH PLC	123,537
1,356	Knife River Corp. *	129,742
		253,279
Consumer Discretionary Distribution & Retail - 1.05%
3,496	Caleres, Inc.	$ 56,495
2,649	LKQ Corp.	111,761
		168,256
Consumer Durables & Apparel - 2.50%
1,274	Columbia Sportswear Co.	110,634
2,458	Gildan Activewear, Inc. Class A	132,806
1,300	Polaris, Inc.	58,396
2,357	Worthington Enterprises, Inc.	98,970
		400,806
Consumer Services - 3.01%
2,257	Frontdoor, Inc. *	102,648
6,176	Sportradar Group AG Class A *	133,463
6,092	Wendy's Co.	94,426
3,089	Yum China Holdings, Inc. (China)	152,627
		483,164
Containers & Packaging - 0.42%
1,400	Sonoco Products Co.	66,948

Electric Services - 0.95%
2,500	Black Hills Corp.	152,950

Energy - 1.70%
1,975	SM Energy Co.	64,602
2,166	Suncor Energy, Inc.	82,914
1,967	Teekay Tankers Ltd. Class A (Bermuda)	74,235
2,913	Torm PLC Class A	51,240
		272,991
Energy Equipment & Services - 0.87%
1,900	Halliburton Co.	50,103
5,221	Liberty Energy, Inc. Class A	90,167
		140,270
Financial Services - 3.59%
721	Capital One Financial Corp.	144,597
10,648	Dlocal Ltd. Class A (Uruguay) *	101,742
654	Interactive Brokers Group, Inc. Class A	133,678
2,787	Janus Henderson Group PLC	117,611
500	Raymond James Financial, Inc.	77,335
		574,963
Food & Staples Retailing - 0.76%
1,884	The Kroger Co.	122,121

Food, Beverage & Tobacco - 2.64%
1,945	Archer-Daniels Midland Co.	91,804

5,373	Nomad Foods Ltd.	101,550
1,956	Universal Corp.	104,861
3,881	Vita Coco Co., Inc. *	125,900
		424,115
Health Care Equipment & Services - 3.80%
2,630	Baxter International, Inc.	90,761
1,431	Henry Schein, Inc. *	103,275
279	Humana, Inc.	75,447
7,708	InMode Ltd. (Israel) *	144,294
300	Molina Healthcare, Inc. *	90,336
453	ResMed, Inc.	105,785
		609,898
Heavy Construction Other Than Building Construction Contractors - 0.49%
616	Sterling Infrastructure, Inc. *	$ 78,361

Hotels, Restaurants & Leisure - 1.70%
1,500	Boyd Gaming Corp.	114,390
803	Expedia Group, Inc. Class A *	158,962
		273,352
Household & Personal Products - 0.70%
4,750	Kenvue, Inc.	112,100

Industrial Trucks, Tractors, Trailors & Stackers - 0.43%
1,700	Terex Corp.	69,190

Insurance - 4.76%
800	Arch Capital Group Ltd. (Bermuda)	74,328
1,624	Axis Capital Holdings Ltd. (Bermuda)	157,333
1,600	CNA Financial Corp.	78,352
331	Everest Re Group Ltd. (Bermuda)	116,916
509	RenaissanceRe Holdings Ltd. (Bermuda)	120,949
1,992	Sun Life Financial, Inc.	110,656
891	The Hartford Financial Services Group, Inc.	105,387
		763,921
Investment Advice - 2.18%
409	Evercore, Inc. Class A	98,896
3,662	Federated Hermes, Inc. Class B	141,903
1,700	Victory Capital Holdings, Inc. Class A	108,868
		349,667
Materials - 0.41%
24,860	B2Gold Corp. (Canada)	66,128

Media & Entertainment - 0.31%
381	Electronic Arts, Inc.	49,195

Metal Shipping Barrels, Drums, Kegs & Pails - 0.43%
1,200	Greif, Inc. Class A	68,712

Miscellaneous Manufacturing Industries - 0.95%
2,100	Brady Corp. Class A	152,187

Natural Gas Distribution - 1.31%
2,800	National Fuel Gas Co.	210,560

Oil & Gas Field Services - 0.32%
9,300	RPC, Inc.	51,894

Oil, Gas & Consumable Fuels - 0.55%
2,422	Devon Energy Corp.	87,725

Operative Builders - 1.01%
720	M/I Homes, Inc. *	84,334
1,060	Meritage Homes Corp.	76,818
		161,152
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.46%
700	Zimmer Biomet Holdings, Inc.	$ 73,024

Petroleum Refining - 0.60%
730	Valero Energy Corp.	95,433

Pharmaceuticals, Biotechnology & Life Science - 2.53%
6,270	Catalyst Pharmaceuticals, Inc. *	143,520
1,980	Incyte Corp. *	145,530
363	United Therapeutics Corp. *	116,178
		405,228
Radio Broadcasting Stations - 0.43%
2,845	Sirius Xm Holdings, Inc.	68,821

Radio Telephone Communications - 0.35%
3,600	TELUS Corp.	55,692

Real Estate - 1.06%
1,201	CBRE Group, Inc. Class A *	170,470

Retail-Eating Places - 0.97%
777	Darden Restaurants, Inc.	155,757

Retail-Jewelry Stores - 0.52%
1,600	Signet Jewelers Ltd. (Bermuda)	83,712

Retail-Lumber & Other Building Materials Dealer - 0.59%
675	Builders FirstSource, Inc. *	93,818

Retail-Miscellaneous Shopping Goods Stores - 0.65%
2,100	Academy Sports & Outdoors, Inc.	104,139

Retailing - 0.88%
724	Williams-Sonoma, Inc.	140,876

Rolling Drawing & Extruding Of Nonferrous Metals - 0.95%
1,896	Mueller Industries, Inc.	152,021

Semiconductors & Semiconductor Equipment - 1.47%
427	Nova Ltd. (Israel) *	102,130
3,137	Tower Semiconductor Ltd. (Israel) *	133,322
		235,452
Services-Commercial Physical & Biological Research - 1.04%
500	Charles River Laboratories International, Inc. *	82,655

258	Medpace Holdings, Inc. *	84,449
		167,104
Services-Computer Programming Services - 1.90%
1,306	Cognizant Technology Solutions Corp. Class A	108,829
2,779	Doximity, Inc. Class A *	195,919
		304,748
Software & Services - 10.29%
7,446	A10 Networks, Inc.	$ 154,802
2,094	ACI Worldwide, Inc. Class A *	120,091
528	Check Point Software Technology Ltd. (Israel) *	116,297
4,567	Clear Secure, Inc. Class A	108,284
801	CommVault Systems, Inc. *	136,619
1,300	Dolby Laboratories, Inc. Class A	106,093
2,900	Genpact Ltd. (Bermuda)	154,338
862	Interdigital, Inc.	184,158
717	Leidos Holdings, Inc.	93,188
6,500	PagSeguro Digital Ltd. Class A (Brazil) *	47,840
782	Qualys, Inc. *	102,802
13,510	Sprinklr, Inc. Class A *	114,430
8,584	UiPath, Inc. Class A *	105,583
1,430	Zoom Video Communications, Inc. Class A *	105,391
		1,649,916
Surgical & Medical Instruments & Apparatus - 0.40%
489	TeleFlex, Inc.	64,915

Technology Hardware & Equipment - 1.24%
1,388	ePlus, Inc. *	89,359
1,103	Logitech International S.A. (Switzerland)	109,131
		198,490
Transportation - 3.11%
1,253	ArcBest Corp.	98,699
371	Fedex Corp.	97,536
4,772	Global Ship Lease, Inc.	104,173
650	Landstar System, Inc.	103,220
541	Old Dominion Freight Line, Inc.	95,487
		499,115
Utilities - 2.18%
2,033	American States Water Co.	155,606
4,200	OGE Energy Corp.	194,376
		349,982

TOTAL FOR COMMON STOCKS (Cost $13,319,460) - 92.09%		14,767,171

REAL ESTATE INVESTMENT TRUSTS - 6.87%
1,092	Camden Property Trust	135,474
1,179	Crown Castle, Inc.	110,944
2,722	CubeSmart	112,364
2,463	First Industrial Realty Trust	140,588
1,000	Mid-America Apartment Communities, Inc.	168,120
413	Public Storage	125,395
3,339	STAG Industrial, Inc. Class A	120,137
2,939	W.P. Carey, Inc.	188,713
		1,101,735

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,038,726) - 6.87%		1,101,735

MONEY MARKET FUND - 1.06%
169,959	Federated Hermes Government Obligations Fund - Institutional Class, 4.21% **	$ 169,959

TOTAL FOR MONEY MARKET FUND (Cost $169,959) - 1.06%		169,959

TOTAL INVESTMENTS (Cost $14,528,145) - 100.02%		16,038,865

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(3,432)

NET ASSETS - 100.00%		$16,035,433

* Non-Income producing.
** 7-day yield as of February 28, 2025.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
The accompanying notes are an integral part of these financial statements.

	Monteagle Enhanced Equity Income Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 72.70%

Automobiles & Components - 2.26%
9,200	Borgwarner, Inc. ●	$ 273,884

Banks
3,250	Bank of America Corp.	149,825
800	JPMorgan Chase & Co.	211,720
		361,545
Capital Goods - 5.25%
1,300	General Dynamics Corp. ●	328,380

Computer Peripheral Equipment
2,200	Palo Alto Networks, Inc. ● * (a)	418,946

Consumer Discretionary Distribution & Retail - 2.71%
450	Amazon.com, Inc. *	95,526

Consumer Staples Distribution & Retail - 3.18%
2,000	Walmart, Inc.	197,220

Data & Transaction Processing- 6.68%
2,000	Fiserv, Inc. ● *	471,380
800	Mastercard, Inc. Class A ●	461,048
		932,428
Energy - 2.81%
3,300	Exxon Mobil Corp. ●	367,389

Financial Services - 8.89%
700	Apollo Global Management, Inc.	104,489
2,200	Ares Management Corp. ●	376,068
		480,557
Food, Beverage & Tobacco
2,500	The Coca-Cola Co.	178,025

Healthcare Equipment & Services - 4.64%
700	Intuitive Surgical, Inc. ● *	401,205
900	UnitedHealth Group, Inc. ●	427,464
		828,669
Industrial Products
1,000	Trane Technologies PLC ●	353,700
1,300	Eaton Corp. PLC ●	381,316

		735,016
Materials - 2.76%
900	Linde PLC (United Kingdom) ●	420,345

Media & Entertainment - 2.83%
500	Alphabet, Inc. Class A ●	85,140

Medical Instruments & Equipment - 3.11%
700	Thermo Fisher Scientific, Inc. ●	370,272

Pharmaceuticals, Biotechnology & Life Sciences - 2.92%
2,300	AbbVie, Inc. ●	480,769
2,900	Novo-Nordisk AS ADR ● *	262,885
		743,654
Retail-Lumber & Other Building Materials Dealers
1,100	The Home Depot, Inc. ●	436,260

Telecommunication Services - 3.02%
1,800	T-Mobile US, Inc. ●	$ 485,442

Retail-Variety Stores
400	Costco Wholesale Corp.	419,444

Software & Services - 9.45%
1,300	Microsoft Corp. ●	516,087
1,400	Salesforce.com, Inc. ● (a)	416,990
		933,077
Technology Hardware & Equipment - 2.34%
450	Apple, Inc.	108,828
2,800	Dell Technologies, Inc. Class C ●	287,728
		396,556
Utilities - 3.08%
5,700	NextEra Energy, Inc. ●	399,969

TOTAL FOR COMMON STOCKS (Cost $10,353,879) - 72.70%		9,887,744

EXCHANGE TRADED FUND - 3.67%
700	SPDR S&P 500 ETF Trust ● (a)	415,926
		415,926

TOTAL FOR EXCHANGE TRADED FUND (Cost $407,498) - 3.67%		415,926

REAL ESTATE INVESTMENT TRUSTS - 5.27%
1,300	SBA Communications Corp. ●	283,270
		283,270

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $344,484) - 5.27%		283,270

MONEY MARKET FUND - 12.61%
234,773	Federated Hermes Government Obligations Fund - Institutional Class, 4.21% ** ●	234,773

TOTAL FOR MONEY MARKET FUND (Cost $234,773) - 12.61%		234,773

TOTAL INVESTMENTS (Cost $11,340,634) - 94.25%	10,821,713

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $26,468) - (0.98)%	(1,884)

OTHER ASSETS LESS LIABILITIES - 6.73%	2,377,283

NET ASSETS - 100.00%	$13,197,112

(a) Subject to written option contracts.
* Non-Income producing.
** 7-day yield as of February 28, 2025.
● All or a portion of this security is held as collateral for written options.
Total value of collateral for written options is $9,487,229 representing 71.89% of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.98)%

CALL OPTIONS - (0.98)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Palo Alto Networks, Inc.	Interactive Brokers, LLC	(22)	(473,000)	215.00	3/21/2025	(1,254)
Salesforce.com, Inc.	Interactive Brokers, LLC	(14)	(476,000)	340.00	3/21/2025	(532)
SPDR S&P 500 ETF Trust	Interactive Brokers, LLC	(7)	(441,000)	630.00	3/21/2025	(98)
Total Call Options (Premiums Received $26,468) - (0.98)%						(1,884)

TOTAL WRITEN OPTIONS (Premiums Received $26,468) - (0.98)%						$ (1,884)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	The Texas Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 96.69%

Automobiles & Components - 1.79%
875	Tesla, Inc. *	$ 256,357

Banks - 8.28%
1,750	Comerica, Inc.	112,578
1,605	Cullen/Frost Bankers, Inc.	219,933
2,035	First Financial Bankshares, Inc.	76,638
2,310	International Bancshares Corp.	154,770
1,488	Mr. Cooper Group, Inc. *	167,207
1,455	Prosperity Bancshares, Inc.	111,686
3,260	South Plains Financial, Inc.	114,882
4,083	Stellar Bancorp, Inc.	118,774
4,160	Veritex Holdings, Inc.	109,574
		1,186,042
Capital Goods - 12.67%
597	Caterpillar, Inc.	205,338
456	Comfort Systems USA, Inc.	165,678
582	CSW Industrials, Inc.	178,144
1,850	Distribution Solutions Group, Inc. *	54,538
11,072	DNOW, Inc. *	176,931
892	IES Holdings, Inc. *	159,070
540	Jacobs Solutions, Inc.	69,179
4,485	Kratos Defense & Security Solutions, Inc. *	118,359
178	Lennox International, Inc.	106,987
444	Powell Industries, Inc	75,351
452	Quanta Services, Inc.	117,353
2,550	Rush Enterprises, Inc. Class A	148,716
3,895	Thermon Group Holdings, Inc. *	114,903
4,013	Trinity Industries, Inc.	124,764
		1,815,311
Chemicals - 1.30%
535	Celanese Corp. Series A	27,253
4,881	Kronos Worldwide, Inc.	42,709
1,031	Westlake Corp.	115,781
		185,743
Commercial & Professional Services - 3.03%
3,460	CECO Environmental Corp. *	86,085
1,340	Copart, Inc. *	73,432
5,062	Ennis, Inc.	107,314
720	Waste Management, Inc.	167,602
		434,433
Construction & Engineering - 1.32%

1,399	AECOM	139,970
990	KBR, Inc.	48,540
		188,510
Construction Materials - 2.82%
559	Eagle Materials, Inc.	126,451
2,950	United States Lime & Mineral, Inc.	276,858
		403,309
Consumer Durables & Apparel - 2.64%
563	D.R. Horton, Inc.	$ 71,394
2,338	Green Brick Partners, Inc. *	139,649
3,800	Legacy Housing Corp. *	93,822
990	LGI Homes, Inc. *	72,696
		377,561
Consumer Services - 4.29%
2,480	Brinker International, Inc. *	408,778
1,300	Service Corp. International	105,300
430	Wingstop, Inc.	100,955
		615,033
Diversified Financials - 6.96%
1,876	Main Street Capital Corp.	114,061
8,435	P10, Inc. Class A	107,715
5,220	Sixth Street Specialty Lending, Inc.	122,722
183	Texas Pacific Land Corp.	261,315
2,500	The Charles Schwab Corp.	198,825
3,480	TPG, Inc. Class A	191,957
		996,595
Energy - 0.70%
2,143	HF Sinclair Corp.	75,584
160	Marathon Petroleum Corp.	24,029
		99,613
Energy Equipment & Services - 1.46%
903	Cactus, Inc. Class A	47,444
3,015	ChampionX Corp.	89,847
5,892	Select Water Solutions, Inc. Class A	71,470
		208,761
Engineering & Construction - 0.69%
1,174	Arcosa, Inc.	98,475

Food, Beverage & Tobacco - 1.10%
4,701	Keurig Dr. Pepper, Inc.	157,578

Health Care Equipment & Services - 5.31%
670	Addus HomeCare Corp. *	64,166
2,463	CorVel Corp. *	271,595
595	Integer Holdings Corp. *	73,304
420	McKesson Corp.	268,909
655	Tenet Healthcare Corp. *	82,916
		760,890
Household & Personal Products - 1.18%
1,193	Kimberly-Clark Corp.	169,418

Insurance - 1.11%
1,250	Globe Life, Inc.	159,288

Integrated Oil & Gas - 1.50%
1,717	Exxon Mobil Corp.	191,154
498	Occidental Petroleum Corp.	24,322
		215,476
Leisure Products - 0.99%
4,000	YETI Holdings, Inc. *	142,560

Machinery-Diversified - 0.92%
2,405	Flowserve Corp.	$ 132,371

Media & Entertainment - 1.85%
6,320	Cinemark Holdings, Inc. *	161,855
610	Nexstar Media Group, Inc. Class A	103,182
		265,037
Metals & Mining - 0.76%
2,255	Commercial Metals Co.	109,232

Oil & Gas - 0.21%
1,528	Sitio Royalties Corp. Class A	30,560

Oil & Gas Drilling - 0.29%
4,922	Patterson-UTI Energy, Inc.	40,902

Oil & Gas Equipment Services - 0.50%
779	Halliburton Co.	20,542
1,131	Tidewater, Inc. *	51,596
		72,138
Oil & Gas Exploration & Production - 2.67%
2,439	ConocoPhillips	241,827
133	Diamondback Energy, Inc.	21,142
234	EOG Resources, Inc.	29,704
400	Matador Resources Co.	20,936
1,867	Range Resources Corp.	69,303
		382,912
Oil & Gas Refining & Marketing - 1.62%
700	CVR Energy, Inc. *	12,894
1,676	Par Pacific Holdings, Inc. *	24,084
760	Phillips 66	98,564
741	Valero Energy Corp.	96,871
		232,413
Oil & Gas Storage & Transportation - 0.97%
168	Cheniere Energy, Inc.	38,398
1,394	Kinder Morgan, Inc.	37,777
311	Targa Resources Corp.	62,735
		138,910
Oil, Gas & Consumable Fuels - 3.26%
3,405	Berry Corp.	13,858
180	Chord Energy Corp.	20,574
599	Expand Energy Corp.	59,229
1,540	Kinetik Holdings, Inc. Class A	89,844
910	Magnolia Oil & Gas Corp. Class A	21,303
4,363	Permian Resources Corp. Class A	61,475
35,934	Uranium Energy Corp. *	201,230
		467,513

Real Estate Management & Development - 0.68%
4,430	Forestar Group, Inc. *	97,682

Retail & Wholesale-Discretionary - 0.63%
1,826	Academy Sports & Outdoors, Inc.	90,551

Retailing - 2.06%
610	Amazon.com, Inc. *	129,491
360	Group 1 Automotive, Inc.	165,449
		294,940
Semiconductors & Semiconductor Equipment - 1.65%
1,205	Texas Instruments, Inc.	$ 236,168

Software & Services - 9.79%
6,425	Alkami Technology, Inc. *	198,147
420	Crowdstrike Holdings, Inc. Class A *	163,657
1,415	Oracle Corp.	234,975
1,640	Q2 Holdings, Inc. *	143,287
16,110	SolarWinds Corp. *	294,974
8,995	TaskUs, Inc. Class A *	126,919
395	Tyler Technologies, Inc. *	240,330
		1,402,289
Technology Hardware & Equipment - 4.40%
660	Apple, Inc.	159,614
1,370	Dell Technologies, Inc. Class C	140,781
5,325	Flex Ltd. *	201,764
6,450	Hewlett Packard Enterprise Co.	127,775
		629,934
Telecommunication Services - 2.90%
1,000	AST SpaceMobile, Inc. Class A *	27,110
9,520	AT&T, Inc.	260,943
3,535	Frontier Communication Parent, Inc.	127,225
		415,278
Transportation - 0.99%
1,355	Kirby Corp.	141,218

Utilities - 1.40%
1,500	Vistra Corp.	200,490

TOTAL FOR COMMON STOCKS (Cost $9,836,778) - 96.69%		13,851,491

WARRANT - 0.06%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $14,701) *	8,100

TOTAL FOR WARRANT (Cost $0) - 0.06%		8,100

MONEY MARKET FUND - 3.25%
465,404	Federated Hermes Government Obligations Fund - Institutional Class, 4.21% **	465,404

TOTAL FOR MONEY MARKET FUND (Cost $465,404) - 3.25%		465,404

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $60,076) - 0.06%		8,960

TOTAL INVESTMENTS (Cost $10,362,258) - 100.06%		14,333,955

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%	(7,874)

NET ASSETS - 100.00%	$14,326,081

* Non-Income producing.
** 7-day yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Schedule of Purchased Options
February 28, 2025 (Unaudited)

PURCHASED OPTIONS - 0.06%

PUT OPTIONS - 0.06% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
iShares 20+ Year Treasury Bond ETF	Pershing, LLC	560	4,760,000	85.00	4/17/2025	8,960
Total Put Options (Premiums Paid $60,076) - 0.75%						8,960

TOTAL PUT OPTIONS (Premiums Paid $60,076) - 0.06%						$ 8,960

TOTAL PURCHASED OPTIONS (Premiums Paid $60,076) - 0.06%						$ 8,960

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Assets and Liabilities
As of February 28, 2025 (Unaudited)

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Enhanced Equity Income Fund	The Texas Fund
Investment Securities
At Cost	$ 15,981,428	$ 14,528,145	$ 11,340,634	$ 10,362,258

At Fair Value	$ 16,074,467	$ 16,038,865	$ 10,821,713	$ 14,333,955

Cash	500	-	-	500
Deposits with Broker	-	-	2,377,716	-
Receivables:
Shareholder Subscriptions	-	289	-	-
Dividends	21,781	20,617	10,305	11,758
Interest Income	-	-	4,905	-
Prepaid Expenses	1,999	1,559	1,449	1,948
Total Assets	16,098,747	16,061,330	13,216,088	14,348,161

Liabilities:
Options Written at Fair Value	-	-	1,884	-
(Premiums received $100,754)
Payables:
Due to Adviser	6,201	3,140	3,062	4,166
Chief Compliance Officer Fees	2,344	2,330	1,861	1,905
Trustee Fees	3,991	5,977	4,256	3,993
Operating Services Fees	8,681	13,991	7,913	12,016
Shareholder Redemptions	277	459	-	-
Total Liabilities	21,494	25,897	18,976	22,080
Net Assets	$ 16,077,253	$ 16,035,433	$ 13,197,112	$ 14,326,081

Net Assets Consist of:
Paid In Capital	$ 16,589,798	$ 14,300,438	$ 13,453,245	$ 10,456,361
Distributable Earnings (Accumulated Deficit)	(512,545)	1,734,995	(256,133)	3,869,720
Net Assets	$ 16,077,253	$ 16,035,433	$ 13,197,112	$ 14,326,081

Institutional Class Shares
Net Assets	$ 16,077,253	$ 5,969,854	$ 13,197,112	$ 14,326,081
Shares of beneficial interest outstanding (1)	1,521,452	1,095,081	1,334,707	979,793
Net asset value, offering and redemption price per share	$ 10.57	$ 5.45	$ 9.89	$ 14.62

Investor Class Shares
Net Assets		$ 10,065,579
Shares of beneficial interest outstanding (1)		2,116,736
Net asset value, offering and redemption price per share		$ 4.76

(1) Unlimited number of shares of beneficial interest with no par value, authorized.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the six months ended February 28, 2025 (Unaudited)

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $1,381, $0, and $0 of foreign tax withheld)	$ 193,395	$ 168,168	$ 95,628	$ 114,592
Broker Interest Income	-	-	18,685	-
Total Investment Income	193,395	168,168	114,313	114,592

Expenses:
Advisory Fees	41,733	20,527	20,589	26,247
Chief Compliance Officer Fees	14,657	14,383	12,578	12,930
Trustee Fees	6,137	7,899	6,237	6,136
Operating Services Fees:
Institutional Class	58,426	23,829	53,000	76,821
Investor Class		68,018
ICI Membership Fees	460	1,036	411	364
Total Expenses	121,413	135,692	92,815	122,498

Net Investment Income (Loss)	71,982	32,476	21,498	(7,906)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net Realized Gain (Loss) from Investments	(633,807)	199,169	834,832	234,947
Net Realized Gain (Loss) from Written Options	-	-	191,055	(90,526)
Net Change in Unrealized Appreciation (Depreciation) on Investments	108,666	(137,658)	(592,260)	75,649
Net Change in Unrealized Appreciation (Depreciation) on Written Options	-	-	58,858	(16,795)

Net Realized and Unrealized Gain (Loss) on Investments	(525,141)	61,511	492,485	203,275

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (453,159)	$ 93,987	$ 513,983	$ 195,369

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2025	8/31/2024
Decrease in Net Assets From Operations:
Net Investment Income	$ 71,982	$ 122,379
Net Realized Gain (Loss) from Investments	(633,807)	1,848,230
Net Change in Unrealized Appreciation on Investments	108,666	1,117,422
Net Increase (Decrease) in Net Assets Resulting from Operations	(453,159)	3,088,031

Distributions to Shareholders from:
Earnings	(1,157,614)	(83,917)
Change in Net Assets from Distributions	(1,157,614)	(83,917)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	46,560	101,040
Shares Issued on Reinvestment of Dividends
Institutional Class	425,547	30,691
Cost of Shares Redeemed:
Institutional Class	(32,761)	(119,910)
Net Increase from Shareholder Activity	439,346	11,821

Net Assets:
Net Increase (Decrease) in Net Assets	(1,171,427)	3,015,935
Beginning of Period/Year	17,248,680	14,232,745
End of Period/Year	$ 16,077,253	$ 17,248,680

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 32,476	$ 39,739
Net Realized Gain from Investments	199,169	778,618
Net Change in Unrealized Appreciation (Depreciation) on Investments	(137,658)	933,938
Net Increase in Net Assets Resulting from Operations	93,987	1,752,295

Distributions to Shareholders from:
Earnings:
Institutional Class	(239,979)	(1,254,783)
Investor Class	(455,444)	(2,592,017)
Change in Net Assets from Distributions	(695,423)	(3,846,800)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	348,730	793,729
Investor Class	109,074	305,495
Shares Issued on Reinvestment of Dividends
Institutional Class	239,979	1,254,783
Investor Class	451,109	2,552,114
Cost of Shares Redeemed:
Institutional Class	(185,252)	(9,594,424)
Investor Class	(901,523)	(2,037,290)
Net Increase (Decrease) from Shareholder Activity	62,117	(6,725,593)

Net Assets:
Net Decrease in Net Assets	(539,319)	(8,820,098)
Beginning of Period/Year	16,574,752	25,394,850
End of Period/Year	$ 16,035,433	$ 16,574,752

The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 21,498	$ 136,640
Net Realized Gain from Investments and Options	1,025,887	1,898,823
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(533,402)	297,137
Net Increase in Net Assets Resulting from Operations	513,983	2,332,600

Distributions to Shareholders from:
Earnings	(1,558,184)	(1,474,021)
Change in Net Assets from Distributions	(1,558,184)	(1,474,021)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	160,507	595,186
Shares Issued on Reinvestment of Dividends
Institutional Class	1,386,377	940,902
Cost of Shares Redeemed:
Institutional Class	(1,145,772)	(1,552,316)
Net Increase (Decrease) from Shareholder Activity	401,112	(16,228)

Net Assets:
Net Increase (Decrease) in Net Assets	(643,089)	842,351
Beginning of Period/Year	13,840,201	12,997,850
End of Period/Year	$ 13,197,112	$ 13,840,201

The accompanying notes are an integral part of these financial statements.

The Texas Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Loss	$ (7,906)	$ (9,138)
Net Realized Gain from Investments and Options	144,421	327,644
Net Change in Unrealized Appreciation on Investments and Options	58,854	1,730,029
Net Increase in Net Assets Resulting from Operations	195,369	2,048,535

Distributions to Shareholders from:
Earnings	(491,465)	(297,718)
Change in Net Assets from Distributions	(491,465)	(297,718)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,075,950	1,832,497
Shares Issued on Reinvestment of Dividends
Institutional Class	450,203	271,216
Cost of Shares Redeemed:
Institutional Class	(505,430)	(2,265,934)
Net Increase (Decrease) from Shareholder Activity	1,020,723	(162,221)

Net Assets:
Net Increase in Net Assets	724,627	1,588,596
Beginning of Period/Year	13,601,454	12,012,858
End of Period/Year	$ 14,326,081	$ 13,601,454

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 11.65		$ 9.62	$ 10.04	$ 12.42	$ 10.23	$ 11.05

Income (Loss) From Investment Operations:
Net Investment Income *	0.05		0.08	0.05	0.02	0.06	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.34)		2.01	(0.02)	(0.78)	5.55	(0.51)
Total from Investment Operations	(0.29)		2.09	0.03	(0.76)	5.61	(0.36)

Distributions:
From Net Investment Income	(0.07)		(0.06)	(0.03)	(0.03)	(0.09)	(0.13)
From Net Realized Gain	(0.72)		-	(0.42)	(1.59)	(3.33)	(0.33)
Total from Distributions	(0.79)		(0.06)	(0.45)	(1.62)	(3.42)	(0.46)

Net Asset Value, at End of Period/Year	$ 10.57		$ 11.65	$ 9.62	$ 10.04	$ 12.42	$ 10.23

Total Return **	(2.55)%	(b)	21.76%	0.28%	(7.81)%	66.48%	(3.62)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 16,077		$ 17,249	$ 14,233	$ 15,203	$ 16,921	$ 11,067
Ratio of Expenses to Average Net Assets	1.46%	(a)	1.46%	1.39%	1.40%	1.44%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.86%	(a)	0.79%	0.50%	0.15%	0.52%	1.43%
Portfolio Turnover	14%	(b)	31%	4%	47%	178%	50%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for a Institutional Class share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 5.64		$ 6.18	$ 6.02	$ 7.85	$ 5.86	$ 5.94

Income (Loss) From Investment Operations:
Net Investment Income *	0.02		0.02	0.06	0.04	0.03	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		0.84	0.49	(0.23)	2.01	0.29
Total from Investment Operations	0.04		0.86	0.55	(0.19)	2.04	0.36

Distributions:
From Net Investment Income	(0.01)		(0.04)	(0.06)	(0.03)	(0.05)	(0.06)
From Net Realized Gain	(0.22)		(1.36)	(0.33)	(1.61)	-	(0.38)
Total from Distributions	(0.23)		(1.40)	(0.39)	(1.64)	(0.05)	(0.44)

Net Asset Value, at End of Period/Year	$ 5.45		$ 5.64	$ 6.18	$ 6.02	$ 7.85	$ 5.86

Total Return **	0.69%	(b)	15.68%	9.60%	(3.98)%	35.00%	6.18%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 5,970		$ 5,768	$ 14,323	$ 17,446	$ 22,128	$ 16,469
Ratio of Expenses to Average Net Assets	1.33%	(a)	1.31%	1.20%	1.19%	1.20%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.71%	(a)	0.43%	0.99%	0.65%	0.43%	1.24%
Portfolio Turnover	0%	(b)	54%	80%	46%	58%	53%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for an Investor Class share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Investor Class Shares	2/28/2025		8/31/2024		8/31/2023	8/31/2022	8/31/2021		8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 4.96		$ 5.59		$ 5.48	$ 7.30	$ 5.45		$ 5.56

Income (Loss) From Investment Operations:
Net Investment Income *	0.00	***	-	***	0.03	0.01	-	***	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		0.75		0.44	(0.21)	1.87		0.27
Total from Investment Operations	0.02		0.75		0.47	(0.20)	1.87		0.31

Distributions:
From Net Investment Income	(0.00)	***	(0.02)		(0.03)	(0.01)	(0.02)		(0.04)
From Net Realized Gain	(0.22)		(1.36)		(0.33)	(1.61)	-		(0.38)
Total from Distributions	(0.22)		(1.38)		(0.36)	(1.62)	(0.02)		(0.42)

Net Asset Value, at End of Period/Year	$ 4.76		$ 4.96		$ 5.59	$ 5.48	$ 7.30		$ 5.45

Total Return **	0.44%	(b)	15.37%		9.00%	(4.44)%	34.31%		5.63%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 10,066		$ 10,807		$ 11,072	$ 10,669	$ 12,558		$ 11,215
Ratio of Expenses to Average Net Assets	1.83%	(a)	1.78%		1.70%	1.69%	1.71%		1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	(a)	0.08%		0.50%	0.15%	(0.05)%		0.75%
Portfolio Turnover	0%	(b)	54%		80%	46%	58%		53%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period/year.

	(Unaudited)
	Six Months		Year	Period
	Ended		Ended	Ended
Institutional Class Shares	2/28/2025		8/31/2024	8/31/2023	(a)

Net Asset Value, at Beginning of Period/Year	$ 10.66		$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02		0.11	0.08
Net Gain on Securities (Realized and Unrealized)	0.16		1.71	0.43
Total from Investment Operations	0.18		1.82	0.51

Distributions:
From Net Investment Income	(0.02)		(0.11)	(0.51)
From Net Realized Gain	(0.92)		(1.05)	-
Total from Distributions	(0.94)		(1.16)	(0.51)

Net Asset Value, at End of Period/Year	$ 9.89		$ 10.66	$ 10.00

Total Return **	3.91%	(c)	19.44%	5.21%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 13,197		$ 13,840	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.35%	(b)	1.36%	1.25%	(b)
Ratio of Net Investment Income to Average Net Assets ***	0.31%	(b)	1.05%	1.38%	(b)
Portfolio Turnover	117%	(c)	234%	124%	(c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.
(b) Annualized.
(c) Not Annualized.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2025		8/31/2024	8/31/2023	8/31/2022		8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 14.88		$ 12.88	$ 12.81	$ 13.81		$ 9.73	$ 9.58

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.01)	0.01	-	***	(0.05)	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.27		2.35	0.44	(0.28)		4.13	0.16
Total from Investment Operations	0.26		2.34	0.45	(0.28)		4.08	0.16

Distributions:
From Net Investment Income	-	***	(0.01)	(0.02)	-		-	(0.01)
From Return of Capital	-		-	-	(0.15)		-	-
From Net Realized Gain	(0.52)		(0.33)	(0.36)	(0.57)		-	-
Total from Distributions	(0.52)		(0.34)	(0.38)	(0.72)		-	(0.01)

Net Asset Value, at End of Period/Year	$ 14.62		$ 14.88	$ 12.88	$ 12.81		$ 13.81	$ 9.73

Total Return **	1.63%	(b)	18.39%	3.71%	(2.37)%		41.93%	1.68%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,326		$ 13,601	$ 12,013	$ 14,408		$ 13,974	$ 9,220
Ratio of Expenses to Average Net Assets	1.69%	(a)	1.73%	1.66%	1.60%		1.67%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%	(a)	(0.07)%	0.10%	(0.03)%		(0.36)%	(0.02)%
Portfolio Turnover	10%	(b)	52%	61%	56%		94%	137%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Smart Diversification Fund, previously offered, was closed by the investment adviser, Park Place Capital Corporation, on November 24, 2023.

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2025:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 14,081,606	$ -	$ 14,081,606
Real Estate Investment Trusts	188,200	-	188,200
Money Market Fund	1,804,661	-	1,804,661
Totals	$ 16,074,467	$ -	$ 16,074,467

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 14,767,171	$ -	$ 14,767,171
Real Estate Investment Trusts	1,101,735	-	1,101,735
Money Market Fund	169,959	-	169,959
Totals	$ 16,038,865	$ -	$ 16,038,865

Enhanced Equity Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 9,887,744	$ -	$ 9,887,744
Exchange Traded Fund	415,926	-	415,926
Real Estate Investment Trusts	283,270		283,270
Money Market Fund	234,773	-	234,773
Totals	$ 10,821,713	$ -	$ 10,821,713

Written Call Options	$ (1,884)	$ -	$ (1,884)
Total	$ (1,884)	$ -	$ (1,884)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 13,851,491	$ -	$ 13,851,491
Warrant	8,100	-	8,100
Money Market Fund	465,404	-	465,404
Purchased Options	8,960	-	8,960
Totals	$ 14,333,955	$ -	$ 14,333,955

a)	As of and during the six months ended February 28, 2025, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2025, the Texas Fund had purchased put options valued at $8,960, and the Enhanced Equity Income Fund had written call options valued at $1,884, which are presented as Covered Call Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the six months ended February 28, 2025 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from written options	$ 191,055

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized appreciation on written options	$ 58,858

Texas Fund	Call and put options purchased	Net realized loss from investments	$ (90,527)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on investments	$ (16,795)

For the six months ended February 28, 2025, the Enhanced Equity Income Fund purchased no option contracts. For the six months ended February 28, 2025, the Enhanced Equity Income Fund wrote 920 call contracts. For the six months ended February 28, 2025, the Texas Fund purchased 680 put option contracts. For the six months ended February 28, 2025 the Texas Fund wrote no option contracts. The number of purchased and written contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during six months ended February 28, 2025 and year ended August 31, 2024 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2025	2024	2025	2024
Select Value Fund	$ 95,234	$ 83,917	$1,062,381	$ -
Opportunity Equity Fund	7,106	758,976	232,873	3,087,824
Enhanced Equity Income Fund	1,558,184	1,474,021	-	-
Texas Fund	2,822	-	488,642	297,718

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the six months ended February 28, 2025, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2025
Select Value Fund	$ 41,733	$ 6,201
Opportunity Equity Fund	20,527	3,140
Enhanced Equity Income Fund	20,589	3,062
Texas Fund	26,247	4,166

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the six months ended February 28, 2025, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 28, 2025
Select Value Fund	$ 58,426	$ 8,681
Opportunity Equity Fund	91,847	13,991
Enhanced Equity Income Fund	53,000	7,913
Texas Fund	76,821	12,016

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the six months ended February 28, 2025, the CCO received a total of $54,548.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 2,283,070	$ 1,966,780
Opportunity Equity Fund	-	581,953
Enhanced Equity Income Fund	12,555,655	13,510,450
Texas Fund	2,734,584	1,409,899

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2024, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gains (Losses)	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$ (6,003)	$ 50,668	$ 1,053,563	$ -	$ -	$ -	$ 1,098,228
Opportunity Equity Fund	1,648,378	-	688,053	-	-	-	2,336,431
Enhanced Equity Income Fund	39,065	749,003	-	-	-	-	788,068
Texas Fund	3,912,589	-	253,227	-	-	-	4,165,816

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses resulted in reclassification for the Opportunity Equity Fund and Texas Fund for the fiscal year ended August 31, 2024 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Opportunity Equity Fund	$ 18,279	$ (18,279)
Texas Fund	$ (16,733)	$ 16,733

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended August 31, 2024, the Funds did not have such losses deferred.

As of August 31, 2024, the following Fund had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Fund	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Select Value Fund	$ -	$ -	$ -	$(794,667)

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2024:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 17,248,720	$ 1,750,655	$(1,756,658)	$ (6,003)
Opportunity Equity Fund	14,932,440	1,944,291	(295,913)	1,648,378
Enhanced Equity Income Fund	12,869,812	556,952	(517,887)	39,065
Texas Fund	9,700,644	4,063,988	(151,399)	3,912,589

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2024 the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2021.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2025, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of August 31, 2024
Select Value Fund	NFS, LLC	62%
Select Value Fund	Raymond James & Assoc., Inc.	34%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	35%
Enhanced Equity Income Fund	Fifth Third Bank	82%
Texas Fund	NFS, LLC	71%

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2025
Institutional Class
Shares	4,146	(3,043)	40,272	1,521,452
Value	$ 46,560	$ (32,761)	$ 425,547

For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	9,700	(11,591)	2,934	1,480,077
Value	$ 101,040	$ (119,910)	$ 30,691

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2025
Institutional Class
Shares	61,725	(32,668)	44,140	1,095,081
Value	$ 348,730	$ (185,252)	$ 239,979

For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	148,974	(1,685,279)	239,362	1,021,884
Value	$ 793,729	$(9,594,424)	$ 1,254,783

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2025
Investor Class
Shares	22,058	(180,132)	95,169	2,116,736
Value	$ 109,074	$ (901,523)	$ 451,109

For the fiscal year ended:
August 31, 2024
Investor Class
Shares	63,385	(419,109)	553,617	2,179,641
Value	$ 305,495	$(2,037,290)	$ 2,552,114

Enhanced Equity Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2025
Institutional Class
Shares	15,494	(113,871)	134,497	1,334,707
Value	$ 160,507	$(1,145,772)	$ 1,386,377

For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	57,207	(151,770)	92,969	1,298,587
Value	$ 595,186	$(1,552,316)	$ 940,902

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2025
Institutional Class
Shares	69,472	(33,329)	29,834	979,793
Value	$ 1,075,950	$ (505,430)	$ 450,203

For the fiscal year ended:
August 31, 2024
Institutional Class
Shares	130,552	(169,180)	20,035	913,816
Value	$ 1,832,497	$(2,265,934)	$ 271,216

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. SUBSEQUENT EVENTS

On March 26, 2025, the Select Value Fund declared a dividend from net investment income of $38,198, which was payable on March 27, 2025. On March 26, 2025, the Opportunity Fund Institutional Class declared a dividend from net investment income of $9,313, which was payable on March 27, 2025. On March 26, 2025, the Opportunity Fund Investor Class declared a dividend from net investment income of $3,958, which was payable on March 27, 2025. On March 26, 2025, the Enhanced Equity Income Fund declared a dividend from net investment income of $13,271 and a short-term capital gain distribution of $100,001, which were payable on March 27, 2025.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

Monteagle Funds

Additional Information

February 28, 2025 (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Annual Renewal of the Management Services Agreement between Park Place Capital Corporation and the Monteagle Funds, and the Sub-advisory Agreements between Park Place Capital Corporation and each Monteagle Fund’s Sub-adviser.

At a meeting held on October 24, 2024, (the Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), including a majority of the Trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”) and Park Place Capital Corporation (“PPCC” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund; the Adviser and J. Team Financial, Inc. with respect to The Texas Fund; and the Adviser and G.W. Henssler & Associates, Ltd. with respect to the Monteagle Opportunity Equity Fund (each, a “Sub-adviser”). The Independent Trustees represented by independent legal counsel in connection with their consideration of the approval of the renewal of these Agreements, met separately.

In reviewing each Advisory Agreement and Sub-advisory Agreements, the Trustees considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”); the requirements of the 1940 Act in such matters; the fiduciary duty of Adviser with respect to Advisory and Sub-advisory Agreements and their compensation under such agreements; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Trustees requested and received various reports from the Adviser and each Sub-adviser in advance of the Trustees meeting that, among other things, outlined the services provided by the Adviser and each Sub-adviser to the Funds (including the relevant personnel responsible for these services and their experience); performance information for each Fund; the advisory fees for the Funds as compared to fees charged by investment advisers to comparable funds; the expense ratio of each Fund as compared to expense ratios of comparable funds; the potential for economies of scale, if any; financial data on the Adviser and each Sub-adviser; any fall out benefits to the Adviser; and the Adviser’s and each Sub-adviser’s compliance program.

In considering the renewal of the Advisory and Sub-advisory Agreement for each Fund, the Trustees, at the Meeting, reviewed with the Adviser the materials provided in advance of the Meeting. The Trustees, which is composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Adviser, each Sub-adviser and Trust counsel. The Trustees applied its reasonable business judgment to determine whether each Advisory Agreement and each Sub-advisory Agreement continue to be a reasonable business arrangement. The Trustees determined that, given the totality of the information provided with respect to each Advisory Agreement and each Sub-advisory Agreement, the Trustees, exercising its reasonable business judgment, received sufficient information to renew each Advisory Agreement and each Sub-advisory Agreement. In determining to renew the Agreements for each Fund, the Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together, and each Trustee may have afforded different weight to the a range of factors set forth below.

At the Meeting, Counsel advised the Trustees, all of which are Independent Trustees, of their statutory and fiduciary obligations in determining whether to approve the renewal of each Advisory Agreement and Sub-advisory Agreement. In connection with their consideration of these matters, the Independent Trustees, through their legal counsel, requested such information in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and as discussed during these meetings, regarding each Fund, from the Adviser and each Sub-adviser as they deemed reasonably necessary to evaluate the terms of each Advisory Agreement and Sub-advisory Agreement, and whether the Agreements continue to be in the best interests of each Fund and its shareholders, and the Adviser provided both written and oral information responsive to the Trustees’ requests. In particular, the Trustees requested and reviewed information provided by the Adviser and each Sub-adviser related to the following: (i) the nature, extent, and quality of the services provided, (ii) the investment performance of each Fund; (iii) the costs of the services provided and the profits realized by the Adviser and each Subadvisor from their relationship with each Fund; (iv) the financial condition of the Adviser and each Sub-advisor; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

The Trustees reviewed a variety of materials which they received in advance of the meeting relating to each Fund that they deemed relevant or necessary to consider in the approval process of the continuation of each Advisory Agreement and each Sub-advisory Agreement. The materials addressed the nature, extent and quality of services provided by the Adviser and each Sub-adviser, the comparative investment performance of each Fund, the fees of each Fund, and the expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), the investment performance information for the relevant benchmark for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information which was provided to the Trustees on a periodic basis throughout the year. Prior to voting on the approval of the renewals, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of each Advisory Agreement and each Sub-advisory Agreement; and (c) met with their independent legal counsel in a private session at which no representatives of management were present. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the materials provided.

The following summary reflects the Trustees’ consideration of certain of these factors:

Nature, Extent and Quality of the Services Provided. As part of the Trustees’ decision-making process, the Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser and each Sub-adviser. In this regard, the Trustees considered presentations by representatives of both the Adviser and each Sub-adviser. The Trustees noted that the Adviser and each Sub-adviser has evidenced a strong culture of compliance, the provision of quality services with capable, conscientious investment advisors and sub-advisors each to the benefit of the Funds and their shareholders.

Each Board member acknowledged that he had a full understanding of the contractual obligations of the Adviser and each Sub-advisor relative to their respective roles in the relationship. The Trustees noted that the Advisor and each Sub-adviser maintains each Fund’s investment objective, strategy, and limitations. The Trustees also noted that neither the Advisor nor any Monteagle Subadvisor has reported a compliance issue. The Trustees noted that the Advisor raised no concerns or objections to the continuation of the current Sub-advisory Agreement with each Fund’s sub-advisor.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and each Sub-adviser, the Trustees concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each Sub-adviser were satisfactory and adequate for each Fund.

Performance. In considering the investment performance of each Fund, the Trustees acknowledged that the Adviser has delegated day-to-day portfolio management to each Sub-adviser of its sub-advised Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees noted that the Monteagle Enhanced Equity income Fund did not have a sub-advisor participating in its portfolio management and the Advisor was responsible for the day-to-day management of the Fund. The Trustees also considered the information about the Adviser’s personnel fulfilling this role, as well as the information about each Sub-adviser investment team managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees considered each Fund’s total return history and category rankings as well as additional information and commentary of the Adviser and each sub-adviser. The Trustees also noted that information regarding each Monteagle Fund’s performance was provided by the Adviser in quarterly materials provided to the Trustees throughout the prior year.

In this regard, the Trustees made the following observations:

As to the Monteagle Select Value Fund, the Trustees noted, that the Fund had $17M assets under management as of September 1, 2024 and that its performance year-to-date (9/30/24) was up 13.53% compared to its Large Cap Value Category Average which was also up 15.94% while the S&P 500 which was also up 22.10%. The Trustees further noted that the Fund’s total return figures exceeded its Category over the 1-, 5- & 15-year periods, however it underperformed the S&P 500 during all reporting periods. The Trustees noted that the growth of a $10,000 investment in the Fund since inception would have lagged the S&P 500, comparatively and be comparatively equal to its Large-Cap Value Category. The Trustees further noted that the Fund’s small-cap exposure explains the higher risk of the Fund.

As to the Texas Fund, the Trustees noted that the Fund had $13.5M assets under management as of September 1, 2024 and the Fund was up 19.87% over the last thirty-six (36) months. The Trustees noted that although the Fund is underperforming the S&P 500 in all reported time periods, it is outperforming its Mid-Cap Blend category on a 3- and 5-year basis. The Trustees recognized that Fund’s unique investment strategy does not afford the Fund a readily comparable group. They further noted that the Fund’s higher risk exposure and underperformance can be attributed to the higher exposure to more volatile small cap holdings and a lower R2 and high tracking error, highlighting how the Fund is not necessarily aligned with the S&P 500 or the Mid-Cap Blend category.

As to the Monteagle Opportunity Equity Fund, the Trustees noted that the Fund is a multi-class fund with an institutional class and an investor class. The Trustees noted that the Fund trailed its benchmark over the past 12 months but has outperformed in the last three months ended August 31, 2024. The Trustees further noted that during FYE 2024 the Fund lagged the S&P Mid Cap 400’s 19.72% return with a return of 15.37%, however during the most recent 3-month period ended August 31, 2024, outperformed the S&P Mid Cap 400 of 4.05% returning 5.17%. The Trustees noted the Fund underperformed the S&P 500 for the 1-, 5- and 10-year reporting periods.

As to the Monteagle Enhanced Equity Income Fund, the Trustees noted that the Fund’s inception date was February 1, 2023. The Trustees noted shorter-term performance shows that the Fund is outperforming the Russell 1000 and the Fund’s large-cap blend category but has struggled to outperform its category YTD, 1-year and since inception. the Trustees noted that the Fund’s twelve-month yield was 9.77% through September 30, 2024.

After considering and discussing the performance of each of the Funds further, the Adviser’s and each Sub-adviser’s experience and the historical and comparative performance data provided, and other relevant information, the Trustees concluded that the investment performance of each of the Monteagle Funds was satisfactory.

Cost of Services. As to the costs of the services provided and the profits realized by the Adviser and each Monteagle Fund’s Sub-adviser from their relationships with the Funds, the Trustees considered the overall expenses of each Fund including those associated with the Operating Services Agreement between the Adviser and each Fund, as compared to its peer group and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers with respect to their roles for the Funds. The Trustees reviewed and considered financial information relating to the profitability of the Adviser and each Sub-adviser. The Trustees also considered the nature and frequency of the advisory and sub-advisory fee payments, the asset levels of each Fund, and the expenses of each Fund as compared to the expenses of a category of funds that may be considered similar.

Upon further consideration, the Trustees concluded, considering all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and each Sub-adviser from its relationships with the Funds were satisfactory.

Economies of Scale. The Trustees also considered the extent to which economies of scale had been and could be realized by the Advisor and each Sub-Adviser if each Fund grew in its asset size and whether such economies of scale would benefit each Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect related to the advisory, sub-advisory and operating services fees for each of the Funds at various asset levels. The Trustees noted that such breakpoints are structured to permit the shareholders to benefit from any economies of scale that are realized from Fund growth.

After considering these factors, the Trustees concluded that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of each Fund’s shareholders as the Fund grows.

Other Benefits. The Trustees considered potential ancillary benefits received by the Adviser and each Sub-adviser because of their relationship with the Funds. The Trustees considered the Adviser’s and each Sub-adviser’s business reputation resulting from being associated with the Funds. The Trustees concluded that the potential benefits derived included the ability to use soft dollar credits, as well as the potential benefits consistent with those resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Trustees concluded that the benefits derived by the Adviser and each Sub-adviser were consistent with the types of benefits derived by investment managers and sub-advisers to mutual funds.

After reviewing and considering the foregoing information and other information they deemed relevant regarding these matters, the Trustees concluded that the benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

The Trustees also noted that the Adviser recommended to the Trustees that each of the Sub-Advisory Agreements be renewed, as proposed.

Conclusion. Having requested and received such information from the Adviser and each Sub-adviser as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate the renewal of each Advisory Agreement and each Sub-Advisory Agreement, independent of the other, and upon the advice of their legal counsel, the Trustees, using their reasonable business judgment, unanimously concluded that the terms of each Advisory Agreement and each Sub-Advisory Agreement is a reasonable business arrangement and that the approval of each Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Trust and each Fund’s shareholders.

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)       Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Not Applicable.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 2, 2025

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 2, 2025

* Print the name and title of each signing officer under his or her signature.